Debt (Details) - Schedule of long-term debt maturities - USD ($) $ in Thousands	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Debt (Details) - Schedule of long-term debt maturities [Line Items]
2022 (remainder)	$ 13,188
2023	71,175
2024	0
2025	0
2026	0
Thereafter	0
Total	84,363	$ 738	$ 437
2022		3,148
2023		71,175
2024		0
2025		0
2026		0
Thereafter		37
Total		$ 74,360
Non- Convertible Debt [Member]
Debt (Details) - Schedule of long-term debt maturities [Line Items]
2022 (remainder)	11,163
2023	0
2024	0
2025	0
2026	0
Thereafter	0
Total	11,163
Convertible Debt [Member]
Debt (Details) - Schedule of long-term debt maturities [Line Items]
2022 (remainder)	2,025
2023	71,175
2024	0
2025	0
2026	0
Thereafter	0
Total	$ 73,200